UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	07/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
July 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 3.8%
Birmingham Water Works Board,
Subordinate Water Revenue	5.00	1/1/30	4,600,000		5,514,618
Jefferson County,
Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,001,650
Jefferson County,
Revenue, Refunding	5.00	9/15/32	1,000,000		1,171,980
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	7,835,000	[a]	6,706,368
					14,394,616
Alaska - .8%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	3,315,000		3,171,461
Arizona - .8%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	2,000,000	[b]	2,097,680
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,034,300
					3,131,980
California - 8.9%
California,
GO (Various Purpose)	5.00	8/1/29	2,500,000		3,044,625
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,473,950
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	[c]	47,953
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/46	2,500,000		2,889,450
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/26	3,000,000		3,589,020
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	2,000,000		2,267,840
California State Public Works Board,
LR (Various Capital Projects)	5.13	10/1/31	1,000,000		1,134,380
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/30	1,500,000		1,688,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 8.9% (continued)
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000		5,198,750
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/41	2,500,000		2,854,275
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,749,550
					33,938,373
Colorado - 3.1%
City and County of Denver,
Airport System Subordinate Revenue	5.50	11/15/27	5,565,000		6,476,714
Colorado Health Facilities Authority,
HR (Children's Hospital Colorado
Project)	5.00	12/1/41	2,500,000		2,849,975
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	1,500,000		1,586,715
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,089,440
					12,002,844
Connecticut - 1.6%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000		2,844,700
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)	5.50	4/1/21	3,000,000		3,337,860
					6,182,560
District of Columbia - 1.1%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	8,300,000	[d]	1,179,015
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	1,000,000		1,158,340
Metropolitan Washington Airports
Authority,
Airport Systems Revenue	5.00	10/1/35	1,500,000		1,759,710
					4,097,065
Florida - 7.1%
Broward County,
Port Facilities Revenue	5.00	9/1/22	3,285,000		3,688,037
Citizens Property Insurance Corporation,
Coastal Account Senior Secured Revenue	5.00	6/1/25	10,000,000		12,108,800
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/22	2,500,000		2,904,125
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/33	1,000,000		1,136,600
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	2,500,000		2,923,725

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 7.1% (continued)
Palm Bay,
Educational Facilities Revenue (Patriot
Charter School Project)	7.00	7/1/36	215,000	[e,f]	99,035
Palm Bay,
Utility System Improvement Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	10/1/20	1,845,000	[d]	1,654,799
Pinellas County Health Facilities Authority,
Health System Revenue (BayCare Health
System Issue) (Insured; National Public
Finance Guarantee Corp.)	1.79	11/15/23	1,800,000	[g]	1,705,500
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	[d]	760,120
					26,980,741
Georgia - 1.6%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000		3,330,390
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	2,500,000		2,921,600
					6,251,990
Hawaii - .3%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.63	7/1/30	1,000,000		1,095,780
Illinois - 12.2%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.75	1/1/43	3,750,000		4,373,063
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	2,100,000		2,341,143
Chicago,
Second Lien Water Revenue	5.00	11/1/25	1,925,000		2,192,671
Chicago Park District,
Limited Tax GO	5.00	1/1/27	2,030,000		2,279,812
Chicago Transit Authority,
Second Lien Sales Tax Receipts Revenue	5.00	12/1/46	3,000,000		3,269,430
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	2,000,000		2,225,960
Illinois,
Sales Tax Revenue	5.00	6/15/24	2,500,000		2,837,250
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/27	5,230,000		5,969,783
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00	11/15/45	1,000,000		1,099,510
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	2,500,000		2,886,175
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/33	3,000,000		3,358,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 12.2% (continued)
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	1,500,000		1,719,435
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	2,000,000		2,069,300
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	8,000,000	[d]	1,138,560
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	1,750,000		1,995,805
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	3,975,000		4,532,851
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	2,000,000		2,181,260
					46,470,568
Indiana - 1.9%
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project)	5.25	10/1/25	1,500,000		1,737,525
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000		1,440,908
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	3,500,000		4,051,425
					7,229,858
Iowa - 2.0%
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/24	2,635,000		3,117,600
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.00	12/1/19	1,765,000		1,804,201
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	1,000,000		1,068,980
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.88	12/1/27	1,520,000	[b]	1,578,292
					7,569,073
Kentucky - 4.0%
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	3,000,000		3,466,650
Mount Sterling,
LR (Kentucky League of Cities Funding
Trust Program)	6.10	3/1/18	5,500,000		5,639,260
Pendleton County,
Multi-County LR (Kentucky Association
of Counties Leasing Trust Program)	6.40	3/1/19	6,000,000		6,242,160
					15,348,070

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Louisiana - 2.5%
Louisiana Local Government Environmental
Facilities and Community Development
Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	2,000,000	2,022,680
New Orleans,
Sewerage Service Revenue	5.00	6/1/21	1,000,000	1,126,440
New Orleans,
Water Revenue	5.00	12/1/34	2,000,000	2,274,880
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/40	2,175,000	2,430,845
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	1,500,000	1,619,100
				9,473,945
Maine - .6%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	2,000,000	2,277,780
Maryland - .4%
Maryland Health and Higher Educational
Facilities Authority,
Revenue (University of Maryland Medical
System Issue)	5.00	7/1/32	1,445,000	1,685,867
Massachusetts - 3.9%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	3,000,000	3,517,800
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	5,000,000	5,446,200
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/27	1,750,000	2,074,695
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	1,675,000	1,839,200
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000	1,991,710
				14,869,605
Michigan - 4.5%
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/46	3,000,000	3,326,280
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000	2,869,800
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000	1,712,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 4.5% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/31	2,500,000		2,857,975
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/37	2,000,000		2,254,120
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	2,900,000		2,850,758
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/45	1,000,000		1,123,320
					16,994,593
Missouri - .6%
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/29	2,000,000		2,344,180
Nebraska - 1.1%
Nebraska Public Power District,
General Revenue	5.00	1/1/34	1,500,000		1,714,740
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit 2)	5.00	1/1/37	2,000,000		2,284,800
					3,999,540
Nevada - .3%
Clark County,
Passenger Facility Charge Revenue (Las
Vegas-McCarran International Airport)	5.00	7/1/30	1,000,000		1,088,230
New Jersey - 3.0%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	2,500,000	[b]	2,517,325
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	1,000,000		1,086,770
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	1,000,000		1,050,850
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,000,000		1,074,480
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	2,100,000		2,235,534
New Jersey Educational Facilities Authority,
Revenue (Stockton University Issue)	5.00	7/1/41	1,000,000		1,093,570

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 3.0% (continued)
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	1.44	1/1/30	2,500,000	[g]	2,300,000
					11,358,529
New York - 10.0%
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/32	1,850,000		2,109,796
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/28	2,500,000		2,822,925
New York City,
GO	5.00	10/1/36	5,000,000		5,652,800
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,000,000		3,212,250
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/34	5,000,000		5,643,600
New York Liberty Development Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00	11/15/31	1,000,000		1,134,890
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	2,500,000	[b]	2,714,150
New York Liberty Development Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	1,000,000		1,260,870
New York State Dormitory Authority,
Toll Highway Senior Revenue	5.00	3/15/35	5,325,000		6,239,515
New York State Energy Research and
Development Authority,
PCR (Rochester Gas and Electric
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)	1.66	8/1/32	2,450,000	[g]	2,211,125
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	700,000		753,494
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	2,500,000		2,709,825
Port Authority of New York and New Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/23	1,500,000		1,783,620
					38,248,860
Ohio - .4%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	7,100,000	[d]	451,134
Cuyahoga County Hospital,
Revenue (The Metrohealth System)	5.25	2/15/47	1,000,000		1,093,320
					1,544,454

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 4.7%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000	3,089,643
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	3,500,000	3,883,775
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced Turnpike
Subordinate Special Revenue	5.00	12/1/42	3,995,000	4,453,666
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/42	2,000,000	2,246,880
Philadelphia School District,
GO	5.25	9/1/23	4,000,000	4,364,400
				18,038,364
Rhode Island - .6%
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/40	2,000,000	2,167,520
South Carolina - 1.4%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	5,000,000	5,478,550
Tennessee - .7%
Johnson City Health and Educational
Facilities Board,
HR (Mountain States Health Alliance)	6.00	7/1/38	2,435,000	2,661,017
Texas - 8.5%
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools) (Permanent School Fund
Guarantee Program)	5.00	8/15/31	3,825,000	4,461,480
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	2,500,000	2,897,825
Denton,
Utility System Revenue	5.00	12/1/27	2,500,000	3,054,950
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/34	3,500,000	3,987,480
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/22	2,000,000	2,274,040
Lower Colorado River Authority,
Revenue	5.00	5/15/39	3,000,000	3,393,990
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station Properties
LLC - Texas A&M University Project)	5.00	7/1/35	1,500,000	1,615,650

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 8.5% (continued)
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/39	4,000,000	4,602,280
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	3,500,000	3,980,760
San Antonio,
Water System Revenue	5.00	5/15/36	1,945,000	2,127,947
				32,396,402
Utah - .3%
Utah County,
HR (Intermountain Health Care Health
Services, Inc.)	4.00	5/15/47	1,250,000	1,291,238
Virginia - 1.0%
Virginia Small Business Financing Authority,
Revenue	5.00	7/1/34	1,700,000	1,846,948
Winchester Economic Development
Authority,
HR (Valley Health System Obligated
Group)	5.00	1/1/35	1,560,000	1,791,769
				3,638,717
Washington - 2.8%
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/24	3,040,000	3,716,461
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	3,660,000	4,409,165
Washington,
Motor Vehicle Fuel Tax GO (State Road
520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,547,248
				10,672,874
West Virginia - 1.5%
West Virginia University Board of
Governors,
University Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	5,000,000	5,629,200
Wisconsin - 1.2%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/40	2,000,000	2,242,320
Wisconsin Health and Educational Facilities
Authority,
Revenue (Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,389,002
				4,631,322

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $355,656,039)	99.2%	378,355,766
Cash and Receivables (Net)	0.8%	2,923,125
Net Assets	100.0%	381,278,891

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at
$9,941,747 or 2.61% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Non-income producing—security in default.
f The fund held Level 3 securities at July 31, 2017, these securities were valued at $99,035 or .03% of net assets.
g Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 - Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	378,256,731	99,035	378,355,766

†	See Statement of Investments for additional detailed categorizations.

At July 31, 2017, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine the fair value:

Municipal Bonds ($)
Balance as of 4/30/2017	96,750
Purchases	-
Sales	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	2,285
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 7/31/2017	99,035
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to
investments still held at 7/31/2017	2,285

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2017, accumulated net unrealized appreciation on investments was $22,699,727, consisting of $24,869,912 gross unrealized appreciation and $2,170,185 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)